Consolidated Statements of Operations Information - Selling, general and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations Information
Compensation (wages and salaries)	$ 6,293	$ 5,418	$ 4,443
Legal and professional	6,091	7,242	6,983
Accounting	1,765	1,646	885
Consulting and fees	3,693	3,095	6,529
Depreciation and amortization	858	932	784
Office	1,065	804	748
Reimbursement of expenses (net of recovery)	679	886	5,607
Other	4,891	4,159	2,501
Total selling, general and administrative expenses	$ 25,335	24,182	$ 28,480
Expenses related to termination of planned acquisition		$ 542